CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Current Assets:
Cash and cash equivalents	$ 7,870	$ 11,063
Trade receivables, net	3,595	4,444
Prepaid expenses and other receivables	2,084	1,019
Total current assets	13,549	16,526
LONG-TERM ASSETS:
Lease deposits	$ 76	70
Deferred tax assets		$ 13
Deferred issuance costs	$ 153
Severance pay fund	575	$ 594
Property and equipment, net	2,151	2,401
Goodwill and intangible assets, net	30,000	31,869
Total long-term assets	32,955	34,947
Total assets	46,504	51,473
CURRENT LIABILITIES:
Credit line	4,492	4,900
Trade payables	755	646
Employees and payroll accruals	2,082	2,359
Deferred tax liability	117	120
Accrued expenses and other liabilities	912	1,394
Earn-out consideration	2,868	2,269
Deferred revenues	3,187	4,097
Total current liabilities	14,413	15,785
LONG-TERM LIABILITIES:
Deferred revenues	1,365	1,042
Deferred tax liability	$ 1,688	1,984
Earn-out consideration		837
Accrued severance pay	$ 690	666
Other liabilities	92	100
Total long-term liabilities	3,835	4,629
SHAREHOLDERS' EQUITY:
Shareholders' equity	28,256	31,059
Total liabilities and shareholders' equity	$ 46,504	$ 51,473